Subordinated liabilities - Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 12,954	£ 11,921
Issuances	750	1,772
Redemptions	(2,573)	(727)
Other	(33)	(12)
Closing balance	£ 11,098	£ 12,954